Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—19.8%
Activision Blizzard, Inc.	16,916	$1,284
Alphabet, Inc. Class A(1)	2,241	3,178
Alphabet, Inc. Class C(1)	2,185	3,089
AT&T, Inc.	40,096	1,212
CenturyLink, Inc.	30,744	308
Charter Communications, Inc. Class A(1)	2,362	1,205
Comcast Corp. Class A	31,430	1,225
Discovery, Inc. Class A(1)	5,040	106
Discovery, Inc. Class C(1)	9,979	192
DISH Network Corp. Class A(1)	8,077	279
Electronic Arts, Inc.(1)	8,981	1,186
Facebook, Inc. Class A(1)	26,413	5,998
Fox Corp. Class A	10,782	289
Fox Corp. Class B	5,019	135
Interpublic Group of Cos., Inc. (The)	12,230	210
Live Nation Entertainment, Inc.(1)	4,531	201
Netflix, Inc.(1)	2,886	1,313
News Corp. Class A	12,209	145
News Corp. Class B	3,843	46
Omnicom Group, Inc.	6,744	368
Take-Two Interactive Software, Inc.(1)	3,520	491
T-Mobile US, Inc.(1)	17,964	1,871
Twitter, Inc.(1)	24,718	736
Verizon Communications, Inc.	21,611	1,192
ViacomCBS, Inc. Class B	17,114	399
Walt Disney Co. (The)	10,621	1,184
		27,842

Consumer Discretionary—19.8%
Advance Auto Parts, Inc.	905	129
Amazon.com, Inc.(1)	2,439	6,729
Aptiv plc	3,506	273
AutoZone, Inc.(1)	304	343
Best Buy Co., Inc.	2,940	257
Booking Holdings, Inc.(1)	538	857
BorgWarner, Inc.	2,731	96
CarMax, Inc.(1)	2,125	190
Carnival Corp.	6,463	106
Chipotle Mexican Grill, Inc.(1)	333	350
Darden Restaurants, Inc.	1,726	131
Dollar General Corp.	3,273	624
Dollar Tree, Inc.(1)	3,147	292
Domino’s Pizza, Inc.	512	189
eBay, Inc.	8,464	444
Expedia Group, Inc.	1,789	147
Ford Motor Co.	51,427	313
Gap, Inc. (The)	2,823	36
Garmin Ltd.	1,880	183
General Motors Co.	16,650	421
Genuine Parts Co.	1,888	164
H&R Block, Inc.	2,518	36
Hanesbrands, Inc.	4,549	51
Hasbro, Inc.	1,679	126
Hilton Worldwide Holdings, Inc.	3,675	270
Home Depot, Inc. (The)	13,929	3,489
Horton (D.R.), Inc.	4,324	240
Kohl’s Corp.	2,102	44
L Brands, Inc.	3,094	46
Las Vegas Sands Corp.	4,437	202
Leggett & Platt, Inc.	1,728	61
	Shares	Value

Consumer Discretionary—continued
Lennar Corp. Class A	3,600	$222
LKQ Corp.(1)	3,986	104
Lowe’s Cos., Inc.	9,775	1,321
Marriott International, Inc. Class A	3,591	308
McDonald’s Corp.	9,647	1,780
MGM Resorts International	6,572	110
Mohawk Industries, Inc.(1)	780	79
Newell Brands, Inc.	5,017	80
NIKE, Inc. Class B	16,102	1,579
Norwegian Cruise Line Holdings Ltd.(1)	3,514	58
NVR, Inc.(1)	45	147
O’Reilly Automotive, Inc.(1)	972	410
PulteGroup, Inc.	3,301	112
PVH Corp.	950	46
Ralph Lauren Corp.	617	45
Ross Stores, Inc.	4,666	398
Royal Caribbean Cruises Ltd.	2,326	117
Starbucks Corp.	15,198	1,118
Tapestry, Inc.	3,659	49
Target Corp.	6,472	776
Tiffany & Co.	1,407	172
TJX Cos., Inc. (The)	15,786	798
Tractor Supply Co.	1,490	196
Ulta Beauty, Inc.(1)	738	150
Under Armour, Inc. Class A(1)	2,517	24
Under Armour, Inc. Class C(1)	2,622	23
VF Corp.	4,213	257
Whirlpool Corp.	807	104
Wynn Resorts Ltd.	1,292	96
Yum! Brands, Inc.	3,949	343
		27,861

Health Care—19.8%
Abbott Laboratories	13,177	1,205
AbbVie, Inc.	13,137	1,290
ABIOMED, Inc.(1)	337	81
Agilent Technologies, Inc.	2,297	203
Alexion Pharmaceuticals, Inc.(1)	1,635	183
Align Technology, Inc.(1)	536	147
AmerisourceBergen Corp.	1,108	112
Amgen, Inc.	4,358	1,028
Anthem, Inc.	1,883	495
Baxter International, Inc.	3,774	325
Becton Dickinson and Co.	2,206	528
Biogen, Inc.(1)	1,211	324
Bio-Rad Laboratories, Inc. Class A(1)	158	71
Boston Scientific Corp.(1)	10,711	376
Bristol-Myers Squibb Co.	16,834	990
Cardinal Health, Inc.	2,205	115
Centene Corp.(1)	4,369	278
Cerner Corp.	2,271	156
Cigna Corp.	2,776	521
Cooper Cos., Inc. (The)	367	104
CVS Health Corp.	9,737	633
Danaher Corp.	4,684	828
DaVita, Inc.(1)	633	50
DENTSPLY SIRONA, Inc.	1,637	72
DexCom, Inc.(1)	695	282
Edwards Lifesciences Corp.(1)	4,647	321
Eli Lilly and Co.	6,260	1,028
Gilead Sciences, Inc.	9,241	711
HCA Healthcare, Inc.	1,993	193
See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Henry Schein, Inc.(1)	1,073	$63
Hologic, Inc.(1)	1,867	106
Humana, Inc.	984	382
IDEXX Laboratories, Inc.(1)	638	211
Illumina, Inc.(1)	1,096	406
Incyte Corp.(1)	1,334	139
Intuitive Surgical, Inc.(1)	866	493
IQVIA Holdings, Inc.(1)	1,316	187
Johnson & Johnson	19,670	2,766
Laboratory Corporation of America Holdings(1)	723	120
McKesson Corp.	1,218	187
Medtronic plc	10,056	922
Merck & Co., Inc.	18,706	1,446
Mettler-Toledo International, Inc.(1)	178	143
Mylan NV(1)	3,918	63
PerkinElmer, Inc.	828	81
Perrigo Co. plc	1,023	56
Pfizer, Inc.	41,680	1,363
Quest Diagnostics, Inc.	991	113
Regeneron Pharmaceuticals, Inc.(1)	745	465
ResMed, Inc.	1,072	206
STERIS plc	630	97
Stryker Corp.	2,408	434
Teleflex, Inc.	344	125
Thermo Fisher Scientific, Inc.	2,925	1,060
UnitedHealth Group, Inc.	7,065	2,084
Universal Health Services, Inc. Class B	596	55
Varian Medical Systems, Inc.(1)	679	83
Vertex Pharmaceuticals, Inc.(1)	1,918	557
Waters Corp.(1)	458	83
West Pharmaceutical Services, Inc.	545	124
Zimmer Biomet Holdings, Inc.	1,542	184
Zoetis, Inc.	3,492	478
		27,932

Information Technology—19.7%
Accenture plc Class A	2,520	541
Adobe, Inc.(1)	1,894	825
Advanced Micro Devices, Inc.(1)	4,477	236
Akamai Technologies, Inc.(1)	639	68
Amphenol Corp. Class A	1,175	113
Analog Devices, Inc.	1,437	176
ANSYS, Inc.(1)	338	99
Apple, Inc.	16,126	5,883
Applied Materials, Inc.	3,580	216
Arista Networks, Inc.(1)	209	44
Autodesk, Inc.(1)	870	208
Automatic Data Processing, Inc.	1,702	253
Broadcom, Inc.	1,579	498
Broadridge Financial Solutions, Inc.	455	57
Cadence Design Systems, Inc.(1)	1,097	105
CDW Corp.	569	66
Cisco Systems, Inc.	16,635	776
Citrix Systems, Inc.	455	67
Cognizant Technology Solutions Corp. Class A	2,116	120
Corning, Inc.	3,002	78
DXC Technology Co.	1,012	17
F5 Networks, Inc.(1)	238	33
Fidelity National Information Services, Inc.	2,451	329
Fiserv, Inc.(1)	2,253	220
FleetCor Technologies, Inc.(1)	335	84
FLIR Systems, Inc.	520	21
	Shares	Value

Information Technology—continued
Fortinet, Inc.(1)	524	$72
Gartner, Inc.(1)	357	43
Global Payments, Inc.	1,193	202
Hewlett Packard Enterprise Co.	5,114	50
HP, Inc.	5,710	100
Intel Corp.	16,477	986
International Business Machines Corp.	3,529	426
Intuit, Inc.	1,028	305
IPG Photonics Corp.(1)	139	22
Jack Henry & Associates, Inc.	302	56
Juniper Networks, Inc.	1,303	30
Keysight Technologies, Inc.(1)	728	73
KLA Corp.	609	118
Lam Research Corp.	557	180
Leidos Holdings, Inc.	527	49
Mastercard, Inc. Class A	3,515	1,039
Maxim Integrated Products, Inc.	1,044	63
Microchip Technology, Inc.	963	101
Micron Technology, Inc.(1)	4,201	216
Microsoft Corp.	29,957	6,097
Motorola Solutions, Inc.	671	94
NetApp, Inc.	871	39
NortonLifeLock, Inc.	2,125	42
NVIDIA Corp.	2,384	906
Oracle Corp.	8,231	455
Paychex, Inc.	1,260	95
Paycom Software, Inc.(1)	191	59
PayPal Holdings, Inc.(1)	4,589	800
Qorvo, Inc.(1)	452	50
QUALCOMM, Inc.	4,359	398
salesforce.com, Inc.(1)	3,552	665
Seagate Technology plc	886	43
ServiceNow, Inc.(1)	752	305
Skyworks Solutions, Inc.	658	84
Synopsys, Inc.(1)	594	116
TE Connectivity Ltd.	1,318	108
Texas Instruments, Inc.	3,586	455
Tyler Technologies, Inc.(1)	158	55
VeriSign, Inc.(1)	404	84
Visa, Inc. Class A	6,711	1,296
Western Digital Corp.	1,155	51
Western Union Co. (The)	1,627	35
Xerox Holdings Corp.	732	11
Xilinx, Inc.	903	89
Zebra Technologies Corp. Class A(1)	210	54
		27,750

Materials—19.8%
Air Products and Chemicals, Inc.	9,553	2,307
Albemarle Corp.	4,777	369
Amcor plc	70,881	724
Avery Dennison Corp.	3,714	424
Ball Corp.	14,555	1,011
Celanese Corp.	5,363	463
CF Industries Holdings, Inc.	9,715	273
Corteva, Inc.	33,464	896
Dow, Inc.	30,246	1,233
DuPont de Nemours, Inc.	24,072	1,279
Eastman Chemical Co.	6,212	433
Ecolab, Inc.	10,662	2,121
FMC Corp.	5,800	578
Freeport-McMoRan, Inc.	64,466	746

See Notes to Schedule of Investments

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Materials—continued
International Flavors & Fragrances, Inc.	4,828	$591
International Paper Co.	17,785	626
Linde plc	22,726	4,820
LyondellBasell Industries NV Class A	11,730	771
Martin Marietta Materials, Inc.	2,836	586
Mosaic Co. (The)	15,920	199
Newmont Corp.	34,450	2,127
Nucor Corp.	13,626	564
Packaging Corporation of America	4,280	427
PPG Industries, Inc.	10,499	1,114
Sealed Air Corp.	7,064	232
Sherwin-Williams Co. (The)	3,472	2,006
Vulcan Materials Co.	6,026	698
Westrock Co.	11,840	335
		27,953

Total Common Stocks (Identified Cost $133,800)		139,338

Rights—0.0%
Communication Services—0.0%
T-Mobile US, Inc.(1)	14,922	3
Total Rights (Identified Cost $—)		3

Total Long-Term Investments—98.9% (Identified Cost $133,800)		139,341

TOTAL INVESTMENTS—98.9% (Identified Cost $133,800)		$139,341
Other assets and liabilities, net—1.1%		1,546
NET ASSETS—100.0%		$140,887

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	92%
United Kingdom	4
Netherlands	3
Jersey	1
Total	100%
† % of total investments as of June 30, 2020.

The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$139,338	$139,338
Rights	3	3
Total Investments	$139,341	$139,341
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

RAMPART SECTOR TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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